HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.8%
	CLO — 24.3%
1,000,000	Ammc Clo 2016-19A Ltd.(a),(b)	US0003M + 7.000%	9.5120	10/15/28	$ 978,288
400,000	Anchorage Capital Clo 2019-11A Ltd.(a),(b)	US0003M + 7.050%	9.8090	07/22/32	337,041
1,000,000	Apres Static CLO 2019-1A Ltd.(a),(b)	US0003M + 7.760%	10.2720	10/15/28	970,178
1,000,000	Gallatin CLO VIII 2017-1A Ltd.(a),(b)	US0003M + 6.920%	9.4320	07/15/31	890,888
1,000,000	KKR CLO 13 Ltd.(a),(b)	US0003M + 4.950%	7.6900	01/16/28	968,715
1,000,000	Symphony CLO XIV 2014-14A Ltd.(a),(b)	US0003M + 4.600%	7.0830	07/14/26	976,985
					5,122,095
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
1,003,781	Cascade Funding Mortgage Trust 2020-HB2(a),(c)		2.0000	02/25/52	759,308

	NON AGENCY CMBS — 60.4%
1,000,000	Capital Funding Mortgage Trust 2022-P01(a),(b)	TSFR1M + 13.700%	14.7450	06/20/24	975,728
750,000	Capital Funding Mortgage Trust 2021-21(a),(b)	US0001M + 12.250%	13.9630	11/15/23	740,191
458,952	Capital Funding Mortgage Trust 2022-27(a),(b)	SOFR30A + 9.910%	10.9100	02/11/25	447,293
1,000,000	Capital Funding Multifamily Mortgage Trust 2022-PM01(a),(b)	TSFR1M + 9.500%	10.5450	03/01/25	978,447
1,000,000	Capital Funding Multifamily Mortgage Trust 2022-MF03(a),(b)	TSFR1M + 9.380%	10.4250	04/01/25	978,373
1,000,000	Capital Funding Multifamily Mortgage Trust 2022-MF05(a),(b)	TSFR1M + 10.420%	11.1860	05/15/25	989,364
1,000,000	COMM Mortgage Trust 2012-CR5(a),(c)		4.3430	12/10/45	800,337
2,632,881	GS Mortgage Securities Corporation II 2018-SRP5(a),(b)	US0001M + 4.250%	6.2490	09/15/31	1,015,898
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9(a),(c)		4.1060	05/15/46	934,905
1,000,000	WFRBS Commercial Mortgage Trust 2012-C8(a),(c)		4.8880	08/15/45	977,950
1,000,000	WFRBS Commercial Mortgage Trust 2012-C9(a),(c)		4.8170	11/15/45	974,237
1,000,000	WFRBS Commercial Mortgage Trust 2012-C9(a),(c)		4.8170	11/15/45	965,291
471,250	XCALI Mortgage Trust 2021-10(a),(b)	US0001M + 8.000%	9.7130	05/26/24	462,245
1,000,000	XCALI Mortgage Trust 2020-5(a),(b)	US0001M + 8.250%	9.9630	10/15/23	987,659
500,000	X-Caliber Funding, LLC 2021-7(a),(b)	US0001M + 6.000%	7.0620	01/06/26	476,203
					12,704,121
	RESIDENTIAL MORTGAGE — 4.5%
1,000,000	VCAT, LLC 2021-NPL1(a),(d)		4.8260	12/26/50	954,543

	TOTAL ASSET BACKED SECURITIES (Cost $19,711,246)				19,540,067

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 7.1%
	SPECIALTY FINANCE — 7.1%
500,000	X-Caliber Funding, LLC(a)		11.0000	09/24/24	$ 492,923
1,000,000	X-Caliber Funding, LLC(a)		11.0000	03/01/25	995,000
	TOTAL CORPORATE BONDS (Cost $1,499,573)				1,487,923
Shares
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
65,477	First American Government Obligations Fund Class X, 1.44% (Cost $65,477)(e)				65,477

	TOTAL INVESTMENTS - 100.2% (Cost $21,276,296)				$ 21,093,467
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%				(33,446)
	NET ASSETS - 100.0%				$ 21,060,021

CMBS	- Commercial Mortgage-Backed Securities

CLO	- Collateralized Loan Obligations
LLC	- Limited Liability Company
LTD	- Limited Company

SOFR30A	30 Day Average Secured Overnight Financing Rate
TSFR1M	Term Secured Overnight Financing Rate 1 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is $21,027,990 or 99.9% of net assets.
(b)	Variable rate security; the rate shown represents the rate on July 31, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2022.
(e)	Rate disclosed is the seven day effective yield as of July 31, 2022.